UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    November 3, 2008



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 1
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		429031

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480			Rosen Financial Services, LLC

FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE					VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS			CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------		-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP	COMMON STOCKS	00163T109	17155	378706	SH		Defined	1	378706
AVALON BAY CMNTYS INC	COMMON STOCKS	53484101	30597	310886	SH		Defined	1	310886
BOSTON PROP INC	COMMON STOCKS	101121101	20955	223732	SH		Defined	1	223732
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	4143	258480	SH		Defined	1	258480
BRE PROPERTIES INC	PREFERRED STOCKS	05564E502	720	39829	SH		Defined	1	39829
BRE PROP INC CL A	COMMON STOCKS	5.56E+109	18350	374489	SH		Defined	1	374489
CBL & ASSOC PROP	COMMON STOCKS	124830100	5368	267341	SH		Defined	1	267341
CENTEX CORP		PUT OPTIONS		152312104	9720	600000	SH	PUT	Defined	1	600000
CORP OFFICE PROP	COMMON STOCKS	22002T108	11264	279151	SH		Defined	1	279151
COUSINS PROP INC	PUT OPTIONS		222795106	2725	108000	SH	PUT	Defined	1	108000
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	28644	1241631	SH		Defined	1	1241631
EQUITY RES PROP	COMMON STOCKS	29476L107	17081	384618	SH		Defined	1	384618
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	12537	105949	SH		Defined	1	105949
FED RLTY INV TR SBI NEW	COMMON STOCKS	313747206	15425	180198	SH		Defined	1	180198
GEN GROWTH PROP INC	COMMON STOCKS	370021107	5543	367082	SH		Defined	1	367082
HCP INC			COMMON STOCKS	40414L109	18658	464936	SH		Defined	1	464936
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	52558	848400	SH	PUT	Defined	1	848400
KIMCO REALTY CORP	PUT OPTIONS		49446R109	3214	87000	SH	PUT	Defined	1	87000
LIBERTY PROP TRUST	PUT OPTIONS		531172104	4029	107000	SH	PUT	Defined	1	107000
MACERICH CO		COMMON STOCKS	554382101	8101	127282	SH		Defined	1	127282
MERITAGE CORP		PUT OPTIONS		59001A102	4024	162900	SH	PUT	Defined	1	162900
MISSION WEST PPTYS	COMMON STOCKS	605203108	5366	550967	SH		Defined	1	550967
POST PROPERTIES INC	COMMON STOCKS	737464107	13041	466242	SH		Defined	1	466242
PROLOGIS TR		COMMON STOCKS	743410102	16387	397064	SH		Defined	1	397064
PUBLIC STORAGE INC	PUT OPTIONS		74460D109	2277	23000	SH	PUT	Defined	1	23000
REALTY INCOME CORP	PUT OPTIONS		756109104	2995	117000	SH	PUT	Defined	1	117000
REGENCY CTRS CORP	PREFERRED STOCKS	758849509	367	20000	SH		Defined	1	20000
REGENCY REALTY CORP	COMMON STOCKS	758849103	14967	224424	SH		Defined	1	224424
SIMON PROP GROUP INC	COMMON STOCKS	828806109	31019	319785	SH		Defined	1	319785
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	8177	126193	SH		Defined	1	126193
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	12683	253654	SH		Defined	1	253654
UNITED DOMINION RE TR	COMMON STOCKS	902653104	4170	159457	SH		Defined	1	159457
VORNADO REALTY TRUST	COMMON STOCKS	929042109	25401	279282	SH		Defined	1	279282
WEINGARTEN RLTY INV	PUT OPTIONS		948741103	1370	38400	SH	PUT	Defined	1	38400
